General Information (Details 3)		1 Months Ended	12 Months Ended
		Jan. 29, 2018	Dec. 31, 2020	Dec. 31, 2019
Aguas CCU-Nestle Chile S.A. [Member]
Statement [Line Items]
Name of subsidiary			Aguas CCU-Nestlé Chile S.A.
Subsidiary Tax ID			76,007,212-5
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of voting rights held in subsidiary			50.0917%	50.0917%
Cervecera Guayacan SpA. [Member]
Statement [Line Items]
Name of subsidiary	[1]		Cervecera Guayacán SpA. (***) (5)
Subsidiary Tax ID	[1]		76,035,409-0
Country of incorporation of subsidiary	[1]		Chile
Description of functional currency	[1]		Chilean Pesos
Proportion of voting rights held in subsidiary	[1]		25.0006%	25.0006%
CRECCU S.A. [Member]
Statement [Line Items]
Name of subsidiary			CRECCU S.A.
Subsidiary Tax ID			76,041,227-9
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of voting rights held in subsidiary			100.00%	100.00%
Cerveceria Belga de la Patagonia S.A. [Member]
Statement [Line Items]
Name of subsidiary	[1]		Cervecería Belga de la Patagonia S.A. (***)
Subsidiary Tax ID	[1]		76,077,848-6
Country of incorporation of subsidiary	[1]		Chile
Description of functional currency	[1]		Chilean Pesos
Proportion of voting rights held in subsidiary	[1]		25.5034%	25.5034%
Inversiones Invex CCU Dos Ltda. [Member]
Statement [Line Items]
Name of subsidiary			Inversiones Invex CCU Dos Ltda.
Subsidiary Tax ID			76,126,311-0
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of voting rights held in subsidiary			100.00%	100.00%
Inversiones Invex CCU Tres Ltda. [Member]
Statement [Line Items]
Name of subsidiary			Inversiones Invex CCU Tres Ltda. (19)
Subsidiary Tax ID			76,248,389-0
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of voting rights held in subsidiary			100.00%	100.00%
Bebidas CCU-PepsiCo SpA [Member]
Statement [Line Items]
Name of subsidiary	[1]		Bebidas CCU-PepsiCo SpA. (***)
Subsidiary Tax ID	[1]		76,337,371-1
Country of incorporation of subsidiary	[1]		Chile
Description of functional currency	[1]		Chilean Pesos
Proportion of voting rights held in subsidiary	[1]		49.9888%	49.9888%
CCU Inversiones II Ltda. [Member]
Statement [Line Items]
Name of subsidiary			CCU Inversiones II Ltda. (8)
Subsidiary Tax ID			76,349,531-0
Country of incorporation of subsidiary			Chile
Description of functional currency			US Dollar
Proportion of voting rights held in subsidiary			100.00%	100.00%
Bebidas Carozzi CCU SpA. [Member]
Statement [Line Items]
Name of subsidiary	[1]		Bebidas Carozzi CCU SpA. (***)
Subsidiary Tax ID	[1]		76,497,609-6
Country of incorporation of subsidiary	[1]		Chile
Description of functional currency	[1]		Chilean Pesos
Proportion of voting rights held in subsidiary	[1]		49.9917%	49.9917%
Bebidas Ecusa SpA. [Member]
Statement [Line Items]
Name of subsidiary			Bebidas Ecusa SpA.
Subsidiary Tax ID			76,517,798-7
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of voting rights held in subsidiary			99.9834%	99.9834%
Inversiones Invex CCU Ltda. [Member]
Statement [Line Items]
Name of subsidiary			Inversiones Invex CCU Ltda. (18)
Subsidiary Tax ID			76,572,360-4
Country of incorporation of subsidiary			Chile
Description of functional currency			US Dollar
Proportion of voting rights held in subsidiary			99.9922%	99.992%
Promarca Internacional SpA [Member]
Statement [Line Items]
Name of subsidiary	[1]		Promarca Internacional SpA. (***)
Subsidiary Tax ID	[1]		76,574,762-7
Country of incorporation of subsidiary	[1]		Chile
Description of functional currency	[1]		US Dollar
Proportion of voting rights held in subsidiary	[1]		49.9917%	49.9917%
CCU Inversiones S.A [Member]
Statement [Line Items]
Name of subsidiary			CCU Inversiones S.A. (3)
Subsidiary Tax ID			76,593,550-4
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of voting rights held in subsidiary		99.02%	99.7775%	99.7775%
Inversiones Internacionales SpA. [Member]
Statement [Line Items]
Name of subsidiary			Inversiones Internacionales SpA.
Subsidiary Tax ID			76,688,727-9
Country of incorporation of subsidiary			Chile
Description of functional currency			US Dollar
Proportion of voting rights held in subsidiary			80.00%	80.00%
Promarca S.A. [Member]
Statement [Line Items]
Name of subsidiary	[1]		Promarca S.A. (***)
Subsidiary Tax ID	[1]		76,736,010-K
Country of incorporation of subsidiary	[1]		Chile
Description of functional currency	[1]		Chilean Pesos
Proportion of voting rights held in subsidiary	[1]		49.9917%	49.9917%
CCU Inversiones III SPA [Member]
Statement [Line Items]
Name of subsidiary			CCU Inversiones III SpA. (6)
Subsidiary Tax ID			76,933,685-0
Country of incorporation of subsidiary			Chile
Description of functional currency			US Dollar
Proportion of voting rights held in subsidiary			100.00%	100.00%
Transportes CCU Ltda. [Member]
Statement [Line Items]
Name of subsidiary			Transportes CCU Ltda.
Subsidiary Tax ID			79,862,750-3
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of voting rights held in subsidiary			100.00%	100.00%
Fabrica de Envases Plasticos S.A. [Member]
Statement [Line Items]
Name of subsidiary			Fábrica de Envases Plásticos S.A. (12)
Subsidiary Tax ID			86,150,200-7
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of voting rights held in subsidiary			100.00%	100.00%
Millahue S.A. [Member]
Statement [Line Items]
Name of subsidiary			Millahue S.A.
Subsidiary Tax ID			91,022,000-4
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of voting rights held in subsidiary			99.9621%	99.9621%
Vina San Pedro Tarapaca S.A [Member]
Statement [Line Items]
Name of subsidiary	[2]		Viña San Pedro Tarapacá S.A. (*) (3)
Subsidiary Tax ID	[2]		91,041,000-8
Country of incorporation of subsidiary	[2]		Chile
Description of functional currency	[2]		Chilean Pesos
Proportion of voting rights held in subsidiary	[2]		82.987%	82.987%
Manantial S.A. [Member]
Statement [Line Items]
Name of subsidiary			Manantial S.A. (17)
Subsidiary Tax ID			96,711,590-8
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of voting rights held in subsidiary			50.5519%	50.5507%
Vina Altair SpA. [Member]
Statement [Line Items]
Name of subsidiary			Viña Altaïr SpA.
Subsidiary Tax ID			96,969,180-9
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of voting rights held in subsidiary			82.987%	82.987%
Cerveceria Kunstmann S.A. [Member]
Statement [Line Items]
Name of subsidiary			Cervecería Kunstmann S.A.
Subsidiary Tax ID			96,981,310-6
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of voting rights held in subsidiary			50.0007%	50.0007%
Cervecera CCU Chile Ltda One [Member]
Statement [Line Items]
Name of subsidiary			Cervecera CCU Chile Ltda.
Subsidiary Tax ID			96,989,120-4
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of voting rights held in subsidiary			100.00%	100.00%
Embotelladoras Chilenas Unidas S.A. [Member]
Statement [Line Items]
Name of subsidiary			Embotelladoras Chilenas Unidas S.A. (10)
Subsidiary Tax ID			99,501,760-1
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of voting rights held in subsidiary			99.9834%	99.9834%
Comercial CCU S.A. [Member]
Statement [Line Items]
Name of subsidiary			Comercial CCU S.A.
Subsidiary Tax ID			99,554,560-8
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of voting rights held in subsidiary			100.00%	100.00%
Compania Pisquera de Chile SA [Member]
Statement [Line Items]
Name of subsidiary			Compañía Pisquera de Chile S.A.
Subsidiary Tax ID			99,586,280-8
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of voting rights held in subsidiary			80.00%	80.00%
LA Barra SA [Member]
Statement [Line Items]
Name of subsidiary			La Barra S.A. (15)
Subsidiary Tax ID			77,148,606-1
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of voting rights held in subsidiary			100.00%	0.00%
Mahina SPA [Member]
Statement [Line Items]
Name of subsidiary	[1]		Mahina SpA. (***) (14)
Subsidiary Tax ID	[1]		77,248,551-4
Country of incorporation of subsidiary	[1]		Chile
Description of functional currency	[1]		Chilean Pesos
Proportion of voting rights held in subsidiary	[1]		25.0458%	0.00%
Andina de Desarrollo S.A. [Member]
Statement [Line Items]
Name of subsidiary			Andina de Desarrollo SACFAIMM
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Argentina
Description of functional currency			Argentine Pesos
Proportion of voting rights held in subsidiary			100.00%	100.00%
Bodega San Juan SAU [Member]
Statement [Line Items]
Name of subsidiary			Bodega San Juan S.A.U. (9)
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Argentina
Description of functional currency			Argentine Pesos
Proportion of voting rights held in subsidiary			82.987%	82.987%
Cia. Cervecerias Unidas Argentina S.A. [Member]
Statement [Line Items]
Name of subsidiary			Cía. Cervecerías Unidas Argentina S.A. (2)
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Argentina
Description of functional currency			Argentine Pesos
Proportion of voting rights held in subsidiary			100.00%	100.00%
Compania Industrial Cervecera S.A. [Member]
Statement [Line Items]
Name of subsidiary			Compañía Industrial Cervecera S.A.
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Argentina
Description of functional currency			Argentine Pesos
Proportion of voting rights held in subsidiary			100.00%	100.00%
Finca La Celia S.A. [Member]
Statement [Line Items]
Name of subsidiary			Finca La Celia S.A. (9)
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Argentina
Description of functional currency			Argentine Pesos
Proportion of voting rights held in subsidiary			82.987%	82.987%
Los Huemules S.R.L. [Member]
Statement [Line Items]
Name of subsidiary			Los Huemules S.R.L.
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Argentina
Description of functional currency			Argentine Pesos
Proportion of voting rights held in subsidiary			74.9979%	74.9979%
Saenz Briones y Cia. S.A.I.C. [Member]
Statement [Line Items]
Name of subsidiary			Sáenz Briones y Cía. S.A.I.C.
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Argentina
Description of functional currency			Argentine Pesos
Proportion of voting rights held in subsidiary			100.00%	100.00%
Bebidas Bolivianas BBO S.A. [Member]
Statement [Line Items]
Name of subsidiary			Bebidas Bolivianas BBO S.A. (4)
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Bolivia
Description of functional currency			Bolivians
Proportion of voting rights held in subsidiary			51.00%	51.00%
International Spirits Investments USA LLCC [Member]
Statement [Line Items]
Name of subsidiary			International Spirits Investments USA LLC
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			United States
Description of functional currency			US Dollar
Proportion of voting rights held in subsidiary			80.00%	80.00%
Inversiones CCU Lux S rl [Member]
Statement [Line Items]
Name of subsidiary			Inversiones CCU Lux S.à r.l. (7)
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Luxemburg
Description of functional currency			US Dollar
Proportion of voting rights held in subsidiary			99.9999%	99.9999%
Southern Breweries Limited [Member]
Statement [Line Items]
Name of subsidiary			Southern Breweries S.C.S. (1)
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Luxemburg
Description of functional currency			US Dollar
Proportion of voting rights held in subsidiary			100.00%	100.00%
Bebidas Del Paraguay SA [Member]
Statement [Line Items]
Name of subsidiary	[3]		Bebidas del Paraguay S.A. (**) (16)
Subsidiary Tax ID	[3]		0-E
Country of incorporation of subsidiary	[3]		Paraguay
Description of functional currency	[3]		Paraguayan Guaranies
Proportion of voting rights held in subsidiary	[3]		50.0049%	50.0049%
Distribuidora Del Paraguay SA [Member]
Statement [Line Items]
Name of subsidiary	[3]		Distribuidora del Paraguay S.A. (**) (16)
Subsidiary Tax ID	[3]		0-E
Country of incorporation of subsidiary	[3]		Paraguay
Description of functional currency	[3]		Paraguayan Guaranies
Proportion of voting rights held in subsidiary	[3]		49.9589%	49.9589%
Sajonia Brewing Company S.R.L [Member]
Statement [Line Items]
Name of subsidiary	[1]		Sajonia Brewing Company S.R.L. (***) (16)
Subsidiary Tax ID	[1]		0-E
Country of incorporation of subsidiary	[1]		Paraguay
Description of functional currency	[1]		Paraguayan Guaranies
Proportion of voting rights held in subsidiary	[1]		49.5049%	25.5025%
Promarca Internacional Paraguay SRL [Member]
Statement [Line Items]
Name of subsidiary	[1]		Promarca Internacional Paraguay S.R.L. (***)
Subsidiary Tax ID	[1]		0-E
Country of incorporation of subsidiary	[1]		Paraguay
Description of functional currency	[1]		Paraguayan Guaranies
Proportion of voting rights held in subsidiary	[1]		49.9917%	49.9917%
Andrimar S.A. [Member]
Statement [Line Items]
Name of subsidiary			Andrimar S.A.
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Uruguay
Description of functional currency			Uruguayan Pesos
Proportion of voting rights held in subsidiary			99.9999%	99.9999%
Coralina S.A. [Member]
Statement [Line Items]
Name of subsidiary			Coralina S.A.
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Uruguay
Description of functional currency			Uruguayan Pesos
Proportion of voting rights held in subsidiary			99.9999%	99.9999%
Marzurel S.A. [Member]
Statement [Line Items]
Name of subsidiary			Marzurel S.A.
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Uruguay
Description of functional currency			Uruguayan Pesos
Proportion of voting rights held in subsidiary			99.9999%	99.9999%
Milotur S.A. [Member]
Statement [Line Items]
Name of subsidiary			Milotur S.A. (11)
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Uruguay
Description of functional currency			Uruguayan Pesos
Proportion of voting rights held in subsidiary			99.9999%	99.9999%
Cervecera Szot SpA [Member]
Statement [Line Items]
Name of subsidiary	[1]		Cervecería Szot SpA. (***) (13)
Subsidiary Tax ID	[1]		76,481,675-7
Country of incorporation of subsidiary	[1]		Chile
Description of functional currency	[1]		Chilean Pesos
Proportion of voting rights held in subsidiary	[1]		25.0006%	25.0009%

[1]	Subsidiaries in which we have an interest of more or equal than 50% through one or more subsidiaries of the Company.
[2]	Listed company in Chile.
[3]	See Note 1 – General Information, letter D), Subsidiaries with direct or indirect participation of less than 50%